SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Schedule of Operating Segments

Segment data for the year ended December 31, 2014 is as follows:

	Nutrition	Vaya Pharma	Total	Elimination***	Consolidated

	U.S.dollars in thousands
Net revenues from external customers	$55,815	$5,641	$61,456	$(14,353)	$47,103
Cost of revenues*	30,605	1,435	32,040	(13,775)	18,265
Gross profit*	25,210	4,206	29,416	(578)	28,838
Operating expenses**	13,347	6,957	20,304	(3)	20,301
Depreciation and amortization	2,112	196
Adjusted EBITDA	$13,975	$(2,555)
Share-based compensation expense					852
Secondary offering expenses					393
Operating Income					$7,292
Financial income - net					499
Income before taxes on income					$7,791

*	Including depreciation and amortization but excluding share based compensation expense.
**	Including depreciation and amortization, but excluding share-based payment and Secondary offering expenses.
***	Representing the change from proportionate consolidation to the equity method of accounting.

Segment data for the year ended December 31, 2013 is as follows:

	Nutrition	Vaya Pharma	Total	Elimination**	Consolidated

	U.S. dollars in thousands
Net revenues from external customers	$76,167	$4,444	$80,611	$(15,636)	$64,975
Cost of revenues*	45,804	1,255	47,059	(14,981)	32,078
Gross profit*	30,363	3,189	33,552	(655)	32,897
Operating expenses*	13,009	6,020	19,029		19,029
Depreciation and amortization	1,415	136
Adjusted EBITDA	$18,769	$(2,695)
IPO related bonus					1,000
Share-based compensation expense					1,109
Operating Income					$11,759
Financial expenses - net					(531)
Income before taxes on income					$11,228

*	Including depreciation and amortization but excluding share based compensation expense and IPO related bonus.
**	Representing the change from proportionate consolidation to the equity method of accounting.

Segment data for the year ended December 31, 2012 is as follows:

	Nutrition	Vaya Pharma	Total	Elimination**	Consolidated

	U.S. dollars in thousands
Net revenues from external customers	$44,380	$1,832	$46,212	$(8,345)	$37,867
Cost of revenues*	27,297	588	27,885	(8,087)	19,798
Gross profit*	17,083	1,244	18,327	(258)	18,069
Operating expenses*	7,850	4,637	12,487		12,487
Depreciation and amortization	1,304	118
Adjusted EBITDA	$10,537	$(3,275)
Share-based compensation expense					267
Operating income					$5,315
Financial expenses - net					(539)
Income before taxes on income					$4,776

*	Including depreciation and amortization but excluding share-based compensation expense.
**	Representing the change from proportionate consolidation to the equity method of accounting.

Schedule of Revenues by Geographic Area
	Year ended December 31
	2014	2013	2012

	U.S. dollars in thousands
North America	$25,810	$35,458	$17,487
Europe	10,395	10,382	6,828
Australia	2,388	10,811	11,763
Asia	7,019	7,735	1,497
Israel	1,491	589	292
Total revenues	$47,103	$64,975	$37,867

Schedule of Revenue from Sales by Major Products
	Year ended December 31
	2014	2013	2012

	U.S. dollars in thousands
Krill oil	$19,131	$34,926	$18,841
InFat	$13,280	$16,666	$8,183
Sharp PS	$5,505	$5,248	$4,978

Schedule of Revenues of Principal Customers
	Year ended December 31
	2014	2013	2012

	U.S. dollars in thousands
Customer A	$1,958	$7,692	$9,426
Customer B	$1,471	$9,833	$595